Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Effect of Dilutive Shares	The effect of the dilutive shares for the years 2019, 2018 and 2017 is illustrated in the following table.

	2019	2018	2017

Basic weighted average shares outstanding	5,063,736	4,889,420	4,878,691
Dilutive effect of stock options	2,367	9,798	17,157

Dilutive weighted average shares outstanding	5,066,103	4,899,218	4,895,848

Net income	$5,902	$6,673	$3,704

Net income per share-basic	$1.17	$1.36	$0.76
Net income per share-diluted	$1.17	$1.36	$0.76